VESSELS UNDER FINANCE LEASE, NET (Schedule of Finance Lease) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost
Beginning balance	$ 755,058
Capital improvements	22,881
Ending balance	777,939
Accumulated Depreciation
Beginning balance	(40,582)
Depreciation	(39,977)
Ending balance	(80,559)	$ (40,582)
Vessels under Finance Lease, net
Beginning balance		714,476
Depreciation	(39,977)	(36,100)	$ (4,500)
Capital improvements	22,881
Ending balance	$ 697,380	$ 714,476